Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 1,700		£ 1,700
Cash and cash equivalents	61,984		22,556	£ 66,786	£ 48,680
Credit risk
Financial risk management and impairment of financial assets
Restricted cash	1,700
Maximum exposure to credit risk	499		634
Credit risk | Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
loss allowance	£ 0		£ 0
Currency risk | USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 34,881
Reasonably possible decrease in risk assumption	8.00%
Increase (decrease) in profit (loss) from reasonably possible decrease in risk assumption	£ (25,371)
Increase (decrease) in other comprehensive income (loss) from reasonably possible decrease in risk assumption	£ 6,360